                        MFS HIGH YIELD OPPORTUNITIES FUND

          Supplement to the Current Statement of Additional Information


         Part I, Section VII, "Investment Techniques, Practices and Risks" of MFS High Yield Opportunities Fund's Statement of Additional Information dated June 1, 1999, as amended September 22, 1999, is further amended as follows:

                  The investment objective and principal investment policies of the Fund are described in the Prospectus. In pursuing its investment objective and principal investment policies, the Fund may engage in a number of investment
          techniques  and  practices,   which  involve   certain  risks.
          These investment techniques and practices, which may be changed without shareholder approval unless indicated otherwise, are identified in Appendix A to the Prospectus, and are more fully described, together with their associated risks, in Part II of this SAI. The following percentage limitations apply to these investment techniques and practices.

          o Foreign Securities Exposure (including Emerging Markets) may not exceed 50% of the Fund's net assets.

          o    The Fund  may  invest  up to 100% of net  assets  in Lower  Rated
               Bonds.

          o Lending of Portfolio Securities may not exceed 30% of the Fund's net assets.







               The date of this Supplement is September 22, 1999.

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                         MFS(R) HIGH INCOME FUND ("MFH")
                  MFS(R) HIGH YIELD OPPORTUNITIES FUND ("HYO")

                        Supplement to Current Prospectus


As disclosed in each fund's Prospectus, the chart in Appendix A, entitled Investment Techniques And Practices, is hereby replaced with the following:


--------------------------------------------------------------------------------
Investment Techniques/Practices
--------------------------------------------------------------------------------
                                                                 MFH      HYO
--------------------------------------------------------------------------------
Debt Securities
--------------------------------------------------------------------------------
  Asset-Backed Securities
--------------------------------------------------------------------------------
     Collateralized Mortgage Obligations and Multiclass           X        X
     Pass-Through Securities
--------------------------------------------------------------------------------
     Corporate Asset-Backed Securities                            X        X
--------------------------------------------------------------------------------
     Mortgage Pass-Through Securities                             X        X
--------------------------------------------------------------------------------
     Stripped Mortgage-Backed Securities                          --       --
--------------------------------------------------------------------------------
  Corporate Securities                                            X        X
--------------------------------------------------------------------------------
  Loans and Other Direct Indebtedness                             X        X
--------------------------------------------------------------------------------
  Lower Rated Bonds                                               X        X
--------------------------------------------------------------------------------
  Municipal Bonds                                                 X        X
--------------------------------------------------------------------------------
  Speculative Bonds                                               X        X
--------------------------------------------------------------------------------
  U.S. Government Securities                                      X        X
--------------------------------------------------------------------------------
  Variable and Floating Rate Obligations                          X        X
--------------------------------------------------------------------------------
  Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds        X        X
--------------------------------------------------------------------------------
Equity Securities                                                 X        X
--------------------------------------------------------------------------------
Foreign Securities Exposure
--------------------------------------------------------------------------------
  Brady Bonds                                                     X        X
--------------------------------------------------------------------------------
  Depositary Receipts                                             --       X
--------------------------------------------------------------------------------
  Dollar-Denominated Foreign Debt Securities                      X        X
--------------------------------------------------------------------------------
  Emerging Markets                                                X        X
--------------------------------------------------------------------------------
  Foreign Securities                                              X        X
--------------------------------------------------------------------------------
Forward Contracts                                                 X        X
--------------------------------------------------------------------------------
Futures Contracts                                                 X        X
--------------------------------------------------------------------------------
Indexed Securities/Structured Products                            X        X
--------------------------------------------------------------------------------
Inverse Floating Rate Obligations                                 --       --
--------------------------------------------------------------------------------
Investment in Other Investment Companies
--------------------------------------------------------------------------------
  Open-End Funds                                                  --*      X
--------------------------------------------------------------------------------
  Closed-End Funds                                                X        X
--------------------------------------------------------------------------------
Lending of Portfolio Securities                                   X        X
--------------------------------------------------------------------------------

(Continued on next page).

(Continued from previous page).

--------------------------------------------------------------------------------
Leveraging Transactions
--------------------------------------------------------------------------------
  Bank Borrowings                                                 --*      --
--------------------------------------------------------------------------------
  Mortgage "Dollar-Roll" Transactions                             --*      --
--------------------------------------------------------------------------------
  Reverse Repurchase Agreements                                   --*      X
--------------------------------------------------------------------------------
Options
--------------------------------------------------------------------------------
  Options on Foreign Currencies                                   --       --
--------------------------------------------------------------------------------
  Options on Futures Contracts                                    --       --
--------------------------------------------------------------------------------
  Options on Securities                                           X        X
--------------------------------------------------------------------------------
  Options on Stock Indices                                        X        X
--------------------------------------------------------------------------------
  Reset Options                                                   --       --
--------------------------------------------------------------------------------
  "Yield Curve" Options                                           --       --
--------------------------------------------------------------------------------
Repurchase Agreements                                             X        X
--------------------------------------------------------------------------------
Restricted Securities                                             X        X
--------------------------------------------------------------------------------
Short Sales                                                       --*      X
--------------------------------------------------------------------------------
Short Sales Against the Box                                       X        X
--------------------------------------------------------------------------------
Short Term Instruments                                            X        X
--------------------------------------------------------------------------------
Swaps and Related Derivative Instruments                          X        X
--------------------------------------------------------------------------------
Temporary Borrowings                                              X        X
--------------------------------------------------------------------------------
Temporary Defensive Positions                                     X        X
--------------------------------------------------------------------------------
Warrants                                                          X        X
--------------------------------------------------------------------------------
"When-issued" Securities                                          X        X
--------------------------------------------------------------------------------

*May be changed only with shareholder approval.






                The date of this Supplement is October 29, 1999.